Summary of Significant Accounting Policies - Estimated useful lives of assets (Details) - Other equipment	12 Months Ended
Dec. 31, 2020
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 years
Maximum Member
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	6 years